The Alger Funds

100 Pearl Street, 27th Floor

New York, New York 10004

January 3, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Alger Small Cap Growth Fund, a series of The Alger Funds
(File Nos. 33-4959 and 811-1355)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of Alger Small Cap Growth Fund (the “Fund”), a series of The Alger Funds (the “Trust”), that the Prospectus for Class Y Shares and the Statement of Additional Information relating to the Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 141 to the Trust’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 30, 2021.

Sincerely,

/s/ Mia G. Pillinger

Mia G. Pillinger, Esq.

Assistant Secretary of the Trust